SUBSEQUENT EVENTS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Stock Issued During Period, Value, Conversion of Convertible Securities	$ 268,696
Subsequent Event [Member]
Convertible promissory note	$ 112,000
Shares issued for conversion of debt (Shares)	44,327,315